SEGMENT INFORMATION - Segment of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total segment assets	$ 339,113
Assets classified as held for sale	747	$ 0
Total assets	339,860	366,664
Total liabilities	124,495	152,043
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Total segment assets	329,114
Assets classified as held for sale	747
Total assets	329,861	353,844
Total liabilities	117,303	145,070
Segment operating profit/(loss) | North Asia
Disclosure Of Operating Segments [Line Items]
Total segment assets	45,789
Assets classified as held for sale	747
Total assets	46,535	52,519
Total liabilities	6,945	10,320
Segment operating profit/(loss) | Thailand
Disclosure Of Operating Segments [Line Items]
Total segment assets	157,053
Assets classified as held for sale	0
Total assets	157,053	167,888
Total liabilities	48,722	66,385
Segment operating profit/(loss) | ROW
Disclosure Of Operating Segments [Line Items]
Total segment assets	126,272
Assets classified as held for sale	0
Total assets	126,272	133,437
Total liabilities	61,636	68,365
Corporate expense adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Total segment assets	9,999
Assets classified as held for sale	0
Total assets	9,999	12,820
Total liabilities	$ 7,192	$ 6,973